Other long-term investments (Tables)	12 Months Ended
Dec. 31, 2024
Other long-term investments
Schedule of other long-term investments

	As of December 31,
	2023	2024
Available-for-sale debt investment (Note 2(k))	3,179	—
Investments in equity securities without readily determinable fair values, gross	14,104	—
Accumulated impairment	(14,104)	—
Investments in equity securities without readily determinable fair values, net	—	—
Total other long-term investments	3,179	—

Schedule of movement of other long-term investments and prepayments for long-term investments

	For the years ended
	December 31,
	2023	2024
Balance at the beginning of year	2,970	—
Disposal during the year	(1,936)	—
Impairment	(1,034)	—
Balance at the end of year	—	—